Corporate and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Corporate and Deferred Tax
Schedule of corporate and deferred tax

(DKK million)	2024	2023	2022

Current tax on profit	1,799	1,301	1,478
Adjustment to deferred tax	99	(59)	107
Net Increase (decrease) of unrecognized deferred tax assets for the year	(578)	43	(92)

Total tax for the period in the income statement	1,320	1,285	1,493

(DKK million)	2024	2023	2022

Net profit before tax	9,164	5,637	6,945

Tax at the Danish corporation tax rate of 22% for all periods	2,016	1,240	1,528

Tax effect of:
Net Increase (decrease) of unrecognized deferred tax assets for the year	(579)	43	(92)
Net of non-taxable income over non-deductible expenses	92	7	73
Other current and deferred tax adjustments	(209)	(5)	(16)

Total tax effect	(696)	45	(35)

Total tax for the period in the income statement	1,320	1,285	1,493

Total tax for the period in shareholders' equity	49	57	(22)

Effective Tax Rate	14.4%	22.8%	21.5%

Schedule of components of the deferred tax asset

(DKK million)	2024	2023

Share-based instruments	270	41
Deferred revenue	120	113
Intangible assets	(2,478)	-
Other temporary differences	637	58

Total at December 31	(1,451)	212

Parent Company | Reportable Legal Entities
Corporate and Deferred Tax
Schedule of corporate and deferred tax

(DKK million)	2024	2023

Current tax:
Current tax on profit	82	1,288
Deferred taxes	2,544	(11)

Total tax for the period in the income statement	2,626	1,277

A reconciliation of Genmab's effective tax rate relative to the Danish statutory tax rate is as follows:

(DKK million)	2024	2023

Net profit before tax	14,493	6,021

Tax at the Danish statutory corporation tax rate of 22% for all periods	3,188	1,325

Tax effect of:
Net of non-taxable income over non-deductible expenses	(659)	(52)
Other current and deferred taxes adjustments	97	4
Total tax effect	(562)	(48)

Total tax for the period in the income statement	2,626	1,277
Total tax for the period in shareholders' equity	7	57
Effective Tax Rate	18.1%	21.2%

Schedule of components of the deferred tax asset

(DKK million)	2024	2023

Share-based instruments	39	37
Deferred revenue	120	113
Intangible Assets	(2,874)	-
Other temporary differences	356	48

Total deferred tax (liabilities) assets	(2,359)	198